Investments in Other Companies	12 Months Ended
Dec. 31, 2021
Disclosure of interests in other entities [text block] [Abstract]
Investments in Other Companies
14.	Investments in Other Companies:

(a)	This item includes investments in other companies for an amount of Ch$42,338 million and Ch$46,923 million as of December 31, 2020 and 2021, respectively, detailed as follows:

						Investment
		Ownership Interest		Equity		Assets		Income
		2020	2021	2020	2021	2020	2021	2019	2020	2021
Company	Shareholder	%	%	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Associates
Transbank S.A. (*)	Banco de Chile	26.16	26.16	67,337	84,898	17,613	22,207	3,505	(4,360)	(3,254)
Administrador Financiero del Transantiago S.A.	Banco de Chile	20.00	20.00	19,171	19,158	3,951	3,947	390	389	385
Redbanc S.A.	Banco de Chile	38.13	38.13	8,663	9,935	3,307	3,842	330	(242)	539
Centro de Compensación Automatizado S.A.	Banco de Chile	33.33	33.33	8,182	10,728	2,787	3,663	294	603	876
Sociedad Interbancaria de Depósitos de Valores S.A.	Banco de Chile	26.81	26.81	5,526	6,317	1,564	1,788	231	276	315
Servicios de Infraestructura de Mercado OTC S.A.	Banco de Chile	12.33	12.33	12,248	12,609	1,510	1,541	59	(24)	32
Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A.	Banco de Chile	15.00	15.00	6,436	6,638	980	1,025	29	29	58
Sociedad Operadora de Tarjetas de Crédito Nexus S.A. (**)	Banco de Chile	29.63	29.63	8,626	—	2,556	—	5	(2,682)	1,405
Subtotal				136,189	150,283	34,268	38,013	4,843	(6,011)	356

Joint Venture
Servipag Ltda.	Banco de Chile	50.00	50.00	13,268	14,930	6,631	7,465	572	359	831
Artikos Chile S.A.	Banco de Chile	50.00	50.00	2,547	2,527	1,439	1,445	624	553	606
Subtotal				15,815	17,457	8,070	8,910	1,196	912	1,437

Total				152,004	167,740	42,338	46,923	6,039	(5,099)	1,793

(*)	On April 22, 2021, the Extraordinary Shareholders’ Meeting of the company unanimously approved a capital increase for Ch$30,000 million through the issuance of 152,905,194 payment shares. As of December 31, 2021, Banco de Chile has subscribed and full payment of 39,994,508 shares equivalent to Ch$7,847 million.
(**)	As of December 31, 2021, the investment is presented in the item “Other Assets” under the concept “Non-current assets held for sale”.
(b)	The total carrying amount of the Bank’s associates as of December 31, 2020 and 2021 is explained as follows:

	2020
Associate’s statement of financial position	Centro de Compensación Automatizado S.A.	Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A.	Sociedad Operadora de Tarjetas de Crédito Nexus S.A.	Sociedad Interbancaria de Depósitos de Valores S.A.	Redbanc S.A.	Transbank S.A.	Administrador Financiero del Transantiago S.A.	Sociedad Imerc OTC S.A.	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Current assets	5,087	6,019	9,586	113	7,047	1,118,388	54,120	21,585	1,221,945
Non-current assets	3,463	1,353	21,561	4,961	16,366	99,060	592	8,216	155,572
Total Assets	8,550	7,372	31,147	5,074	23,413	1,217,448	54,712	29,801	1,377,517

Current liabilities	1,947	769	7,951	263	7,688	1,130,800	34,234	16,789	1,200,441
Non-current liabilities	139	313	5,521	—	6,504	3,981	1,304	533	18,295
Total Liabilities	2,086	1,082	13,472	263	14,192	1,134,781	35,538	17,322	1,218,736
Equity	6,464	6,290	17,675	4,811	9,221	82,667	19,174	12,470	158,772
Minority interest	—	—	—	—	—	—	—	9	9
Total Liabilities and Equity	8,550	7,372	31,147	5,074	23,413	1,217,448	54,712	29,801	1,377,517

Associate’s revenue and profit
Operating income	3,384	3,386	49,944	15	38,024	222,912	3,707	6,291	327,663
Operating expenses	(2,229)	(3,348)	(49,699)	(57)	(36,693)	(133,128)	(2,224)	(5,725)	(233,103)
Other income (expenses)	(13)	159	(304)	903	(195)	(72,143)	979	179	(70,435)
Gain before tax	1,142	197	(59)	861	1,136	17,641	2,462	745	24,125
Income tax	(261)	(4)	75	—	(270)	(4,239)	(514)	(267)	(5,480)
Gain for the year	881	193	16	861	866	13,402	1,948	478	18,645

	2021
Associate’s statement of financial position	Centro de Compensación Automatizado S.A.	Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A.	Sociedad Interbancaria de Depósitos de Valores S.A.	Redbanc S.A.	Transbank S.A.	Administrador Financiero del Transantiago S.A.	Sociedad Imerc OTC S.A.	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Current assets	10,501	5,259	108	12,006	1,197,305	53,741	27,628	1,306,548
Non-current assets	2,746	2,310	6,567	16,404	120,282	696	8,013	157,018
Total Assets	13,247	7,569	6,675	28,410	1,317,587	54,437	35,641	1,463,566

Current liabilities	2,126	836	358	9,490	1,230,002	35,189	21,179	1,299,180
Non-current liabilities	393	95	—	8,985	2,687	90	1,844	14,094
Total Liabilities	2,519	931	358	18,475	1,232,689	35,279	23,023	1,313,274
Equity	10,728	6,638	6,317	9,935	84,898	19,158	12,609	150,283
Minority interest	—	—	—	—	—	—	9	9
Total Liabilities and Equity	13,247	7,569	6,675	28,410	1,317,587	54,437	35,641	1,463,566

Associate’s revenue and profit
Operating income	5,675	3,898	10	43,192	821,362	4,033	7,210	885,380
Operating expenses	(2,377)	(3,653)	(43)	(41,066)	(757,773)	(2,182)	(6,864)	(813,958)
Other income (expenses)	87	134	1,208	(338)	(83,001)	296	(5)	(81,619)
Gain before tax	3,385	379	1,175	1,788	(19,412)	2,147	341	(10,197)
Income tax	(757)	13	—	(375)	6,973	(222)	31	5,663
Gain for the year	2,628	392	1,175	1,413	(12,439)	1,925	372	(4,534)

(c)	Joint Ventures:

The Bank has a 50% interest in Servipag Ltda. and a 50% interest in Artikos Chile S.A., two jointly controlled entities. The Bank’s interest in both entities is accounted for using the equity method in the consolidated financial statements.

The table below presents summarized financial information as of December 31, 2020 and 2021 of the entities the Bank controls jointly:

	Artikos Chile S.A.		Servipag Ltda.
	2020	2021	2020	2021
	MCh$	MCh$	MCh$	MCh$
Current assets	1,856	2,067	71,711	65,128
Non-current assets	1,799	2,278	16,102	15,721
Total Assets	3,655	4,345	87,813	80,849

Current liabilities	1,108	1,167	70,887	61,079
Non-current liabilities	—	651	3,658	4,840
Total Liabilities	1,108	1,818	74,545	65,919
Equity	2,547	2,527	13,268	14,930
Total Liabilities and Equity	3,655	4,345	87,813	80,849

Operating income	3,632	3,977	40,138	39,309
Operating expenses	(2,534)	(2,631)	(38,841)	(37,047)
Other income (expenses)	4	7	(31)	(231)
Profit before tax	1,102	1,353	1,266	2,031
Income tax	3	(142)	(290)	(369)
Profit for the year	1,105	1,211	976	1,662

(d)	The reconciliation between opening and ending balance of investments in other companies that are not consolidated in 2019, 2020 and 2021 is detailed as follows:

	2019	2020	2021
	MCh$	MCh$	MCh$
Balance as of January 1,	42,252	48,442	42,338
Capital increase	671	—	7,847
Participation in net income	6,039	(5,099)	1,793
Dividends received	(552)	(1,001)	(1,097)
Non-current assets Nexus	—	—	(3,961)
Other	32	(4)	3
Balance as of December 31,	48,442	42,338	46,923

(e)	During the year ended as of December 31, 2020 and 2021 no impairment has incurred in these investments.